                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: __________
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 411 Theodore Fremd Ave Suite 206S
         Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: (914)925-3417

Signature, Place, and Date of Signing:


/s/ Kevin Quigley                          Rye, NY       5-15-12
-------------------------------------   --------------   -------
[Signature]                             [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         88

Form 13F Information Table Value Total:   $133,551
                                          --------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1 Horizon Kinetics, LLC 028-14519

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

            COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4 COLUMN 5               COLUMN 6      COLUMN 7    COLUMN 8
------------------------------- ---------------- --------- --------- --------          ------------------ -------- -----------------
                                                              FAIR                          INVESTMENT
                                      TITLE                  MARKET                         DISCRETION             VOTING AUTHORITY
                                        OF                   VALUE            SH/ PUT/ ------------------  OTHER   -----------------
         NAME OF ISSUER               CLASS        CUSIP   (X 1,000)  SHARES  PRN CALL SOLE  SHARED OTHER MANAGERS SOLE  SHARED NONE
------------------------------- ---------------- --------- --------- -------- --- ---- ---- ------- ----- -------- ---- ------- ----
LIBERTY MEDIA CORPORATION LIB
CAP COM A                        LIB CAP COM A   530322106    11,108  126,016 SH            126,016           1         126,016
HOWARD HUGHES CORP COM                COM        44267D107     9,023  141,278 SH            141,278           1         141,278
SEARS HLDGS CORP COM                  COM        812350106     7,969  120,300 SH            120,300           1         120,300
VIRTUS INVT PARTNERS INC COM          COM        92828Q109     7,696   89,728 SH             89,728           1          89,728
JARDEN CORP                           COM        471109108     7,391  183,738 SH            183,738           1         183,738
LEUCADIA NATIONAL CORP                COM        527288104     6,662  255,252 SH            255,252           1         255,252
ICAHN ENTERPRISES LPDEP UNIT        DEP UNIT     451100101     5,766  133,677 SH            133,677           1         133,677
AUTONATION INC COM                    COM        05329W102     5,684  165,674 SH            165,674           1         165,674
LAS VEGAS SANDS CORP                  COM        517834107     5,262   91,410 SH             91,410           1          91,410
BROOKFIELD ASSET MGMT INC VTG
SHS                              CL A LTD VT SH  112585104     5,062  160,365 SH            160,365           1         160,365
GENERAL GROWTH PPTYS INC NEWCOM       COM        370023103     3,909  230,103 SH            230,103           1         230,103
WYNN RESORTS LTD                      COM        983134107     3,237   25,926 SH             25,926           1          25,926
WPX ENERGY INC COM                    COM        98212B103     2,937  163,100 SH            163,100           1         163,100
AIR LEASE CORP CL A                 CLASS A      00912X302     2,779  115,460 SH            115,460           1         115,460
CONTINENTAL RESOURCES INC COM         COM        212015101     2,348   27,360 SH             27,360           1          27,360
DREAMWORKS ANIMATION SKG INCCL
A                                   CLASS A      26153C103     2,180  118,181 SH            118,181           1         118,181
AUTOZONE INC                          COM        053332102     1,756    4,724 SH              4,724           1           4,724
GREENLIGHT CAPITAL RE LTD CLASS
A                                   CLASS A      G4095J109     1,753   71,198 SH             71,198           1          71,198
MASTERCARD INC CL A COM             CLASS A      57636Q104     1,633    3,885 SH              3,885           1           3,885
BERKSHIRE HATHAWAY INC DEL          CLASS A      084670108     1,584       13 SH                 13           1              13
NOVAGOLD RES INC COM NEW              COM        66987E206     1,450  202,000 SH            202,000           1         202,000
FRANCO NEVADA CORP COM                COM        351858105     1,425   33,165 SH             33,165           1          33,165
SPDR INDEX SHS FDS S&P CHINA
ETF                              S&P CHINA ETF   78463X400     1,406   20,575 SH             20,575           1          20,575
ASCENT CAPITAL GROUP INC              COM        043632108     1,347   28,486 SH             28,486           1          28,486
LIMITED BRANDS INC                    COM        532716107     1,229   25,610 SH             25,610           1          25,610
DISH NETWORK CORP CL A              CLASS A      25470M109     1,081   32,830 SH             32,830           1          32,830
ING PRIME RATE TR SH BEN INT       SH BEN INT    44977W106     1,074  188,470 SH            188,470           1         188,470
EATON VANCE SR FLTNG RTE TR           COM        27828Q105     1,064   69,826 SH             69,826           1          69,826
CME GROUP INC COM                     COM        12572Q105     1,049    3,628 SH              3,628           1           3,628
MCEWEN MNG INC                        COM        58039P107     1,016  228,851 SH            228,851           1         228,851
INVESCO VAN KAMPEN SENIOR
INCOME TRUST                          COM        46131H107       945  192,626 SH            192,626           1         192,626
VORNADO RLTY TR SBI                SH BEN INT    929042109       934   11,094 SH             11,094           1          11,094
PIMCO INCOME STRATEGY FUND II         COM        72201J104       928   91,426 SH             91,426           1          91,426
EATON VANCE FLTING RATE INC           COM        278279104       889   54,749 SH             54,749           1          54,749
GOOGLE INC CL A                     CLASS A      38259P508       879    1,371 SH              1,371           1           1,371
EATON VANCE LTD DUR INCOME F          COM        27828H105       846   52,754 SH             52,754           1          52,754
PIMCO INCOME OPPORTUNITY FD           COM        72202B100       844   32,044 SH             32,044           1          32,044
PCM FUND INC                          COM        69323T101       837   76,033 SH             76,033           1          76,033
INVESCO VAN KAMPEN DYNAMIC
CREDIT OPPORTUNIT                     COM        46132R104       801   68,630 SH             68,630           1          68,630
FIRST TR/FOUR CRNRS SR FLOAT          COM        33733U108       782   52,300 SH             52,300           1          52,300
NUVEEN FLOATING RATE INCOME           COM        67072T108       768   64,497 SH             64,497           1          64,497
BLACKROCK FLOAT RATE OME STR          COM        09255X100       690   46,580 SH             46,580           1          46,580
EATON VANCE SR INCOME TR SH BEN
INT                                SH BEN INT    27826S103       667   92,538 SH             92,538           1          92,538
WISDOMTREE TRUST INDIA ERNGS FD       COM        97717W422       657   34,100 SH             34,100           1          34,100
BLACKROCK FL RATE OME STRA I
SHS                                   COM        09255Y108       637   45,670 SH             45,670           1          45,670
NUVEEN SR INCOME FD                   COM        67067Y104       602   84,440 SH             84,440           1          84,440
PIONEER FLOATING RATE TR              COM        72369J102       561   43,330 SH             43,330           1          43,330
PIMCO INCOME STRATEGY FUND            COM        72201H108       544   47,946 SH             47,946           1          47,946
FOREST CITY ENTERPRISES INC CL
A                                   CLASS A      345550107       543   34,710 SH             34,710           1          34,710
NUVEEN MULT CURR ST GV INCM COM       COM        67090N109       535   40,499 SH             40,499           1          40,499
ISHARES TR FTSE CHINA 25 IDX     S&P 100 IDX FD  464287184       529   14,430 SH             14,430           1          14,430
EQUITY LIFESTYLE PPTYS INC COM        COM        29472R108       516    7,400 SH              7,400           1           7,400
BROOKFIELD RESIDENTIAL PPTY I
COM                                   COM        11283W104       511   48,300 SH             48,300           1          48,300
COLFAX CORP COM                       COM        194014106       499   14,170 SH             14,170           1          14,170
NUVEEN FLTNG RTE INCM OPP FDCOM
SHS                                   COM        6706EN100       495   41,151 SH             41,151           1          41,151
CBOE HLDGS INC COM                    COM        12503M108       491   17,310 SH             17,310           1          17,310
WISDOMTREE INVTS INC                  COM        97717P104       422   50,500 SH             50,500           1          50,500
MARKET VECTORS ETF TR GAMING
ETF                                GAMING ETF    57060U829       355    9,929 SH              9,929           1           9,929
BERKSHIRE HATHAWAY INC DEL CL B
NEW                                 CLASS B      084670702       341    4,210 SH              4,210           1           4,210
GUGGENHEIM CHINA REAL ESTATE      GUGG CHN RL
ETF                                   EST        18383Q861       315   18,600 SH             18,600           1          18,600
NUVEEN DIVID ADVANTAGE MUN F          COM        67066V101       312   21,430 SH             21,430           1          21,430
BLACKROCK FLOATING RATE INCOME        COM        091941104       311   21,800 SH             21,800           1          21,800
NUVEEN DIV ADV MUNI FD 3 SH BEN
INT                                SH BEN INT    67070X101       309   20,950 SH             20,950           1          20,950
LENNAR CORP CL A                    CLASS A      526057104       298   11,000 SH             11,000           1          11,000
ALLIANCE WORLD DLR GVT FD II          COM        01879R106       280   18,700 SH             18,700           1          18,700
PUTNAM MANAGED MUN INCOM TR           COM        746823103       278   36,180 SH             36,180           1          36,180
BLACKROCK SR HIGH INCOME FD           COM        09255T109       261   63,630 SH             63,630           1          63,630
NUVEEN CA SELECT QUALITY MUNCOM       COM        670975101       258   16,620 SH             16,620           1          16,620
DREYFUS STRATEGIC MUNS INC            COM        261932107       253   27,820 SH             27,820           1          27,820
PIONEER MUN HIGH INCOME TR SHS        COM        723763108       251   17,063 SH             17,063           1          17,063
VIACOM INC NEW CL B                 CLASS B      92553P201       246    5,200 SH              5,200           1           5,200
LMP CORPORATE LN FD INC               COM        50208B100       242   20,400 SH             20,400           1          20,400
PIONEER MUN HIGH INC ADV TR           COM        723762100       235   16,026 SH             16,026           1          16,026

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
INVESCO MUNICIPAL INCOME
OPPORTUNITIES TRUST                   COM        46132X101       229   33,520 SH             33,520           1          33,520
NUVEEN PERFORM PLUS MUN FD            COM        67062P108       226   14,600 SH             14,600           1          14,600
MFS MUN INCOME TR SH BEN INT       SH BEN INT    552738106       225   30,987 SH             30,987           1          30,987
INVESCO MUNICIPAL INCOME
OPPORTUNITIES TRUST                   COM        46133A100       223   29,717 SH             29,717           1          29,717
INVESCO MUNICIPAL INCOME
OPPORTUNITIES TRUST                   COM        46133C106       219   26,413 SH             26,413           1          26,413
MARKET VECTORS ETF TR HG YLD
MUN ETF                          HG YLD MUN ETF  57060U878       219    7,010 SH              7,010           1           7,010
EATON VANCE CA MUN BD FD              COM        27828A100       215   18,053 SH             18,053           1          18,053
MFS HIGH INCOME MUN TR SH BEN
INT                                SH BEN INT    59318D104       215   40,251 SH             40,251           1          40,251
MFS HIGH YIELD MUN TR SH BEN
INT                                SH BEN INT    59318E102       182   37,204 SH             37,204           1          37,204
TEMPLETON EMERG MKTS INCOME           COM        880192109       175   11,188 SH             11,188           1          11,188
NUVEEN INSD CA PREM INCOME 2          COM        67061U108       171   11,765 SH             11,765           1          11,765
NUVEEN PREM INCOME MUN FD
4.000% 00/00/00                       COM        6706K4105       145   10,833 SH             10,833           1          10,833
ROUSE PPTYS INC COM                   COM        779287101       140   10,404 SH             10,404           1          10,404
GENIE ENERGY LTD CL B               CLASS B      372284208        97   10,040 SH             10,040           1          10,040
IDT CORP CL B NEW                   CLASS B      448947507        93   10,040 SH             10,040           1          10,040